Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Increase to Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per the financial statements	$ 3,616,477
True up match contribution receivable - 2024	(96,609)
True up match contribution receivable - 2023	87,265
Net increase per to Form 5500	$ 3,607,133